UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------

Check here if Amendment [  ]; Amendment Number: ____

This Amendment (Check only one):
                                 [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thomas W. Smith
         -----------------------------------------------------------------------
Address: 323 Railroad Avenue        Greenwich        CT                   06830
         -----------------------------------------------------------------------
         (Street)                   (City)           (State)              (Zip)

Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas W. Smith
Title:   Investment Manager
Phone:   203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

May 13, 2011
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


         Number of Other Included Managers:               2
                                                        -------------

         Form 13F Information Table Entry Total:          31
                                                        -------------

         Form 13F Information Table Value Total:          $1,111,318 (thousands)
                                                        -------------



List of Other Included Managers:

No.     Form 13F File No.:      Name:
---     ------------------      -----
01      028-10290               Scott J. Vassalluzzo
------  ----------------------  --------------------------------------
02      028-13257               Steven M. Fischer
------  ----------------------  --------------------------------------

                           FORM 13F INFORMATION TABLE

                                                               VALUE    SHARES/ SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
                NAME OF ISSUER    TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT PRN  CALL  DSCRETN  MANAGERS      SOLE  SHARED  NONE
                --------------    --------------    -----   --------    ------- ---  ----  -------  --------      ----  ------  ----
ALLIANCE DATA SYSTEMS CORP.         COMMON STOCK  18581108     6,154     71,650 SH         Sole           -     71,650
ALLIANCE DATA SYSTEMS CORP.         COMMON STOCK  18581108    80,889    941,770 SH         Other     01, 02    941,770
BOARDWALK PIPELINE PARTNERS, LLP   UT LTD PARTNER 96627104     1,927     59,000 SH         Sole           -     59,000
COPART, INC.                        COMMON STOCK  17204106    16,700    385,408 SH         Sole           -    385,408
COPART, INC.                        COMMON STOCK  17204106    73,662  1,700,018 SH         Other     01, 02  1,700,018
CREDIT ACCEPTANCE CORP.             COMMON STOCK  25310101    23,265    327,855 SH         Sole           -    327,855
CREDIT ACCEPTANCE CORP.             COMMON STOCK  25310101   282,814  3,985,545 SH         Other     01, 02  3,985,545
EHEALTH, INC.                       COMMON STOCK  8238P109     4,376    329,306 SH         Other     01, 02    329,306
IRON MOUNTAIN, INC.                 COMMON STOCK  62846106     3,048     97,587 SH         Sole           -     97,587
LIFE TIME FITNESS, INC.             COMMON STOCK  3217R207     5,994    160,667 SH         Sole           -    160,667
LIFE TIME FITNESS, INC.             COMMON STOCK  3217R207    45,013  1,206,450 SH         Other     01, 02  1,206,450
MARKET LEADER, INC.                 COMMON STOCK  7056R103       207     82,630 SH         Sole           -     82,630
MARKET LEADER, INC.                 COMMON STOCK  7056R103     1,473    589,381 SH         Other     01, 02    589,381
MOBILE MINI, INC.                   COMMON STOCK  0740F105     4,322    179,929 SH         Sole           -    179,929
NEUSTAR INC.                            CL A      4126X201     6,155    240,600 SH         Sole           -    240,600
NEUSTAR INC.                            CL A      4126X201    56,079  2,192,300 SH         Other     01, 02  2,192,300
PRE-PAID LEGAL SERVICES, INC.       COMMON STOCK  40065107    12,943    196,100 SH         Sole           -    196,100
PRE-PAID LEGAL SERVICES, INC.       COMMON STOCK  40065107   106,221  1,609,415 SH         Other     01, 02  1,609,415
POOL CORPORATION                    COMMON STOCK  3278L105     1,218     50,518 SH         Sole           -     50,518
SEI INVESTMENTS CO                  COMMON STOCK  84117103     1,239     51,900 SH         Sole           -     51,900
STAPLES INC.                        COMMON STOCK  55030102       534     27,500 SH         Sole           -     27,500
SUPPORT.COM, INC.                   COMMON STOCK  6858W101    10,858  2,092,070 SH         Other     01, 02  2,092,070
SYSTEMAX INC.                       COMMON STOCK  71851101     2,362    174,700 SH         Sole           -    174,700
SYSTEMAX INC.                       COMMON STOCK  71851101    30,548  2,259,457 SH         Other     01, 02  2,259,457
TRACTOR SUPPLY CO.                  COMMON STOCK  92356106     9,414    157,262 SH         Sole           -    157,262
TRACTOR SUPPLY CO.                  COMMON STOCK  92356106    76,682  1,281,018 SH         Other     01, 02  1,281,018
U.S. AUTO PARTS NETWORK, INC.       COMMON STOCK  0343C100    12,514  1,438,399 SH         Other     01, 02  1,438,399
VISTAPRINT N.V.                          SHS      93540107     4,121     79,400 SH         Sole           -     79,400
VISTAPRINT N.V.                          SHS      93540107    74,263  1,430,888 SH         Other     01, 02  1,430,888
WORLD ACCEPTANCE CORP.              COMMON STOCK  81419104    11,523    176,738 SH         Sole           -    176,738
WORLD ACCEPTANCE CORP.              COMMON STOCK  81419104   144,801  2,220,876 SH         Other     01, 02  2,220,876